COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2013
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES
NOTE 7     -   COMMITMENTS AND CONTINGENCIES

A.
The Company has received grants in the aggregate amount of $23,506 from the OCS, as participation of up to 60% of certain development costs. In consideration for such grants, the Company has undertaken to pay royalties amounting to 3%-3.5% of the net sales of products developed, directly or indirectly, from the projects financed, not to exceed 100% of the grants received. Refund of the grants thereon is contingent on future sales and the Company has no obligation to refund grants if sufficient sales are not generated. Royalty expense amounted to $787, $609 and $265 for the years 2013, 2012 and 2011, respectively. The balance of the contingent liability to the OCS as of December 31, 2013 was approximately $21,441 (December 31, 2012: $19,787).

B.	The Group rents its facilities under various operating lease agreements, which expire on various dates, the latest of which is in 2016. The minimum rental payments are as follows:

Year

2014	$1,239
2015	$975
2016	$82

Rental expense for the facilities amounted to $1,344, $1,388 and $1,283 for the year 2013, 2012 and 2011, respectively.